Inventories	12 Months Ended
Mar. 31, 2011
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Finished goods	¥885,005	¥715,272	$8,602
Raw materials	265,493	299,755	3,605
Work in process	199,267	218,335	2,626
Supplies and other	72,608	70,880	852

Total	¥1,422,373	¥1,304,242	$15,685